Repurchase Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of repurchase transactions [Abstract]
Summary of Repo Transactions and Reverse Repo Transactions
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.22	12.31.21
Debtors for Reserve Repurchase Transactions of Government Securities	115,082,496	394,499,497
Interest Accrued Receivable for Reserve Repurchase Transactions	441,412	1,330,880
Total Repurchase Transactions—Assets	115,523,908	395,830,377

	12.31.22	12.31.21
Creditors for Repurchase Transactions of Government Securities	—	628,950
Interest Accrued Payable for Repurchase Transactions	—	2,412
Total Repurchase Transactions—Liabilities	—	631,362

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items
The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.22	12.31.21
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	115,082,633	398,928,496
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	—	630,222